Going concern (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Going Concern [Abstract]
Net loss and comprehensive loss	$ 3,062,798	$ 2,691,670	$ 2,287,095
Negative cash flow from operations	625,924	1,083,220	$ 997,031
Working capital deficit	$ 6,693,448	$ 4,818,699